OTHER FINANCIAL ITEMS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Other financial items
Other financial items comprise the following items:

	Year ended December 31,
(in thousands of $)	2024	2023	2022
Net payments on non-designated derivatives relating to interest rate swaps	5,311	5,270	(341)
Net payments on non-designated derivatives relating to cross currency swaps	314	(3)	(7)
Net settlement on non-designated derivatives relating to commodity swaps	(640)	—	—
Total net cash movement on non-designated derivatives and swap settlements	4,985	5,267	(348)
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives relating to interest rate swaps	102	(2,926)	17,202
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives relating to cross currency swaps	(5,411)	(5,012)	(60)
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives relating to commodity swaps	437	(437)	—
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives relating to combined cross currency and interest rate swaps	165	—	—
Total net movement in fair value of non-designated derivatives	(4,707)	(8,375)	17,142
Allowance for expected credit losses	(409)	458	522
Other items	2,646	1,458	(1,788)
Total other financial items, net	2,515	(1,192)	15,528